OTHER LONG-TERM LIABILITIES	6 Months Ended
Jun. 30, 2017
Other Liabilities Disclosure [Abstract]
OTHER LONG-TERM LIABILITIES
OTHER LONG-TERM LIABILITIES

(in thousands of $)	June 30, 2017	December 31, 2016
Unamortized sellers' credit	5,046	6,124
Obligations under capital leases - long-term portion	234,573	118,754
Other items	6	4
	239,625	124,882

The unamortized seller's credit is in respect of the five offshore support vessels on long-term bareboat charters to Deep Sea.

In October 2015, the Company entered into agreements to charter-in two newbuilding container vessels on a bareboat basis, each for a period of 15 years from delivery by the shipyard, and to charter-out each vessel for the same 15-year period on a bareboat basis to MSC, an unrelated party. The first vessel was delivered in December 2016 and the second vessel was delivered in March 2017. These two vessels are accounted for as direct financing lease assets. The Company's future minimum lease obligations under the non-cancellable lease are as follows:

(in thousands of $)
Year ending December 31,
2017 (remaining six months)	12,630
2018	25,054
2019	25,054
2020	25,122
2021	25,054
Thereafter	306,903
Total lease obligations	419,817
Less: imputed interest payable	(177,729)
Present value of obligations under capital lease	242,088
Less: current portion	(7,515)
Obligations under capital lease - long-term portion	234,573